Fees Summary	May 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,024,000
Previously Paid Amount	0.00
Total Fee Amount	309.87
Total Offset Amount	0.00
Net Fee	309.87
Narrative - Max Aggregate Offering Price	$ 2,024,000
Final Prospectus	true